SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number of options
Outstanding - beginning of the year
Granted	1,545,200
Exercised
Forfeited
Outstanding - end of the year	1,545,200
Options exercisable at the end of the year	229,102
Vested and expected to vest	1,545,200
Weighted average exercise price
Outstanding - beginning of the year
Granted	$ 11.13
Exercised
Forfeited
Outstanding - end of the year	$ 11.13
Options exercisable at the end of the year	$ 11.0
Vested and expected to vest	$ 11.13
Aggregate intrinsic value
Outstanding - end of the year	$ 7,516,949
Options exercisable at the end of the year	1,143,217
Vested and expected to vest	$ 7,516,949